Income Taxes - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets
Accrued bonus	¥ 28,189	¥ 26,453
Defined benefit liabilities	66,924	48,011
Impairment losses on non-financial assets	17,888	11,637
Property, plant and equipment	21,552	19,482
Unused tax losses	39,280	29,330
Elimination of unrealized gains on property, plant and equipment and others	31,553	29,681
Accrued expenses for demolition and removal of fixed assets	15,024	13,807
Other	48,820	39,367
Total deferred tax assets	269,234	217,772
Deferred tax liabilities
Equity securities	(108,609)	(151,451)
Defined benefit assets	(25,167)	(33,357)
Undistributed earnings	(31,570)	(30,904)
Special tax purpose reserves	(43,782)	(62,466)
Total deferred tax liabilities	(209,130)	(278,179)
Net deferred tax assets (liabilities)	¥ 60,104	¥ (60,407)	¥ (38,993)